Leases - Summary of Lease Liability Included in Interest-Bearing Loans and Borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases 1 [Abstract]
Current	€ 28.1	€ 36.0
Non-current	188.6	174.1
Lease liabilities	€ 216.7	€ 210.1